UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4006

CitiFunds Trust I
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place,4th Fl.
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end: October 31,
Date of reporting period: April 30, 2006

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

# Legg Mason Partners Emerging Markets Equity Fund

SEMI-ANNUAL REPORT

APRIL 30, 2006

LEGG MASON

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

	Legg Mason Partners Emerging Markets Equity Fund

Semi-Annual Report • April 30, 2006

What’s Inside	Letter from the Chairman	I

	Fund at a Glance	1

	Fund Expenses	2

	Schedule of Investments	4

	Statement of Assets and Liabilities	9

	Statement of Operations	10

	Statements of Changes in Net Assets	11
Fund Objective The Fund seeks to provide long-term capital growth.
	Financial Highlights	12

	Notes to Financial Statements	16

	Additional Shareholder Information	25

“Smith Barney”, “Salomon Brothers” and “Citi” are service marks of Citigroup, licensed for use by Legg Mason as the names of funds and investment managers. Legg Mason and its affiliates, as well as the Fund’s investment manager, are not affiliated with Citigroup.

Letter from the Chairman

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy was mixed during the six-month reporting period. After a 4.1% advance in the third quarter of 2005, fourth quarter gross domestic product (“GDP”)[i] growth slipped to 1.7% . This marked the first quarter in which GDP growth did not surpass 3.0% since the first three months of 2003. However, as expected, the economy rebounded sharply in the first quarter of 2006, with GDP rising an estimated 5.3% . The economic turnaround was prompted by both strong consumer and business spending. In addition, the U.S. Labor Department reported that unemployment hit a five-year low in March.

     Overseas, economic growth has been improving in many areas. After a lengthy period of weakness and deflation, Japan’s economy has gained momentum due, in part, to strong exports and improving consumer spending. Growth in the Eurozone has also been strengthening on the back of improved domestic spending in countries such as Germany. In addition, interest rates have remained low in the region.

     For the six-month period ended April 30, 2006, the U.S. stock market generated strong results, with the S&P 500 Indexii returning 9.63% . While high oil and commodity prices, steadily rising interest rates and geopolitical issues triggered periods of market volatility, investors generally remained focused on the strong corporate profit environment.

     Investment returns were even stronger in the international equity markets. While these markets experienced many of the same issues as the U.S., they rallied on expectations for improving economic growth and solid corporate profits. During the six-month period ended April 30, 2006, the MSCI EAFE Indexiii rose 22.89% . This was surpassed by the emerging equity markets, as the MSCI Emerging Markets Indexiv surged 37.60% over the same period.

Legg Mason Partners Emerging Markets Equity Fund I

Performance Review

For the six months ended April 30, 2006, Class A shares of the Legg Mason Partners Emerging Markets Equity Fund, excluding sales charges, returned 32.07% . In comparison, the Lipper Emerging Markets Funds Category Average[1] increased 36.29% over the same time frame. The Fund’s unmanaged benchmark, the MSCI Emerging Markets Index, returned 37.60% for the same period.

Performance Snapshot as of April 30, 2006 (excluding sales charges) (unaudited)
6 Months

Emerging Markets Equity Fund - Class A Shares	32.07%

MSCI Emerging Markets Index	37.60%

Lipper Emerging Markets Funds Category Average	36.29%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/InvestorServices.

Current reimbursements and/or fee waivers are voluntary, and may be reduced or terminated at any time. Absent these reimbursements or waivers, performance would have been lower.

Excluding sales charges, Class B shares returned 31.49%, Class C shares returned 31.41% and Class Y shares returned 32.46% over the six months ended April 30, 2006. All share class returns assume the reinvestment of all distributions including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.

Special Shareholder Notices

On December 1, 2005, Citigroup Inc. (“Citigroup”) completed the sale of substantially all of its asset management business to Legg Mason, Inc. (“Legg Mason”). As a result, the Fund’s investment adviser (the “Manager”), previously an indirect wholly-owned subsidiary of Citigroup, has become a wholly-owned subsidiary of Legg Mason. Completion of the sale caused the Fund’s investment management contract and sub-advisory contract to terminate. The Fund’s shareholders previously approved a new investment management contract between the Fund and the Manager and sub-advisory contract, which became effective on December 1, 2005.

     Prior to April 7, 2006, the Fund operated under the name Smith Barney Emerging Markets Equity Fund. The Fund’s investment strategy and objective have not changed.

[1]
Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended April 30, 2006, including the reinvestment of distributions, including returns of capital, if any, calculated among the 207 funds in the Fund’s Lipper category, and excluding sales charges.

II Legg Mason Partners Emerging Markets Equity Fund

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The Fund’s Manager and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund has been informed that the Manager and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

     Important information concerning the Fund and its Manager with regard to recent regulatory developments is contained in the Notes to Financial Statements included in this report.

     As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

May 25, 2006

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: The Fund may invest in foreign securities. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. These risks are magnified in emerging developing markets. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses and have a potentially large impact on fund performance. Please see the Fund’s prospectus for more information on these other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
ii	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.
iii	The MSCI EAFE Index is an unmanaged index of common stocks of companies located in Europe, Australasia and the Far East.
iv
The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The index measures the performance of emerging markets in Argentina, Brazil, Chile,
China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru,
Philippines, Poland, Russia, South Africa, Taiwan, Thailand, Turkey and Venezuela.

Legg Mason Partners Emerging Markets Equity Fund III

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Fund at a Glance (unaudited)

Investment Breakdown

Legg Mason Partners Emerging Markets Equity Fund 2006 Semi-Annual Report 1

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     This example is based on an investment of $1,000 invested on November 1, 2005 and held for the period ended April 30, 2006.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual
	Total Return	Beginning	Ending	Annualized	Expenses
	Without	Account	Account	Expense	Paid During
	Sales Charges(2)	Value	Value	Ratio	the Period(3)

Class A	32.07%	$1,000.00	$1,320.70	1.99%	$11.45

Class B	31.49	1,000.00	1,314.90	2.75	15.78

Class C	31.41	1,000.00	1,314.10	2.75	15.78

Class Y	32.46	1,000.00	1,324.60	1.34	7.72

(1)	For the six months ended April 30, 2006.
(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year.
Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Expenses (net of voluntary fee waiver and/or expense reimbursements) are equal to each class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2 Legg Mason Partners Emerging Markets Equity Fund 2006 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
	Total Return	Value	Value	Ratio	the Period(2)

Class A	5.00%	$1,000.00	$1,014.93	1.99%	$9.94

Class B	5.00	1,000.00	1,011.16	2.75	13.71

Class C	5.00	1,000.00	1,011.16	2.75	13.71

Class Y	5.00	1,000.00	1,018.15	1.34	6.71

(1)	For the six months ended April 30, 2006.
(2)	Expenses (net of voluntary waiver and/or expense reimbursements) are equal to each class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Emerging Markets Equity Fund 2006 Semi-Annual Report 3

Schedule of Investments (April 30, 2006) (unaudited)

LEGG MASON PARTNERS EMERGING MARKETS EQUITY FUND

Shares	Security	Value

COMMON STOCKS — 90.2%
Argentina — 0.6%
2,300	Banco Macro Bansud SA, ADR	$53,291
6,700	BBVA Banco Frances SA, ADR*	57,955
19,414	Grupo Financiero Galicia SA, ADR*	141,334

	Total Argentina	252,580

Brazil — 10.5%
7,400	Aracruz Celulose SA, Sponsored ADR	407,592
1,113	Companhia Brasileira de Distribuicao Grupo Pao de Acucar, Sponsored ADR	43,808
4,100	Companhia Vale do Rio Doce, Sponsored ADR	182,368
20,765	Company SA*	163,100
19,000	Cyrela Brazil Realty SA	322,650
39,571	Gafisa SA*	403,187
13,900	Grendene SA	117,690
19,918	Petroleo Brasileiro SA, Sponsored ADR	1,770,511
4,800	Tam SA, Sponsored ADR*	120,720
10,158	Tim Participacoes SA, ADR	390,575
500	Ultrapar Participacoes SA, Sponsored ADR	8,785
83,570	Vivo Participacoes SA*	345,144
21,400	Votorantim Celulose e Papel SA, Sponsored ADR	344,326

	Total Brazil	4,620,456

Chile — 1.2%
25,108,195	CorpBanca SA	136,391
37,433	Inversiones Aguas Metropolitanas SA*	45,026
13,700	Inversiones Aguas Metropolitanas SA, ADR (a)*	329,769

	Total Chile	511,186

China — 1.9%
152,000	China Life Insurance Co., Ltd.*	205,852
79,000	Foxconn International Holdings Ltd.*	170,163
17,000	Netease.com Inc., ADR*	368,560
59,500	Weiqiao Textile Co., Ltd., Class H Shares*	78,661

	Total China	823,236

Czech Republic — 1.0%
8,800	Komercni Banka AS, Sponsored GDR	462,000

Hong Kong — 5.8%
136,000	China Merchants Holdings International Co., Ltd.	464,843
62,000	China Mobile (Hong Kong) Ltd.	360,653
564,000	China Overseas Land & Investment Ltd.	361,905
226,000	China Resources Enterprise Ltd.	486,796
1,078,200	CNOOC Ltd.	869,163

	Total Hong Kong	2,543,360

See Notes to Financial Statements.

4 Legg Mason Partners Emerging Markets Equity Fund 2006 Semi-Annual Report

Schedule of Investments (April 30, 2006) (unaudited) (continued)

Shares	Security	Value

Hungary — 0.5%
2,900	OTP Bank Rt Depositary Receipts	$220,690

Indonesia — 1.5%
491,100	PT Bank Central Asia Tbk.	244,363
656,801	PT Indosat Tbk.	403,381

	Total Indonesia	647,744

Israel — 1.8%
75,270	Bank Hapoalim Ltd.	379,290
54,906	Bank Leumi Le-Israel	215,041
4,446	Teva Pharmaceutical Industries Ltd., Sponsored ADR	180,063

	Total Israel	774,394

Malaysia — 1.8%
24,000	Gamuda Berhad	26,486
45,600	Genting Berhad	320,817
74,715	Magnum Corp. Berhad	40,816
42,400	Telekom Malaysia Berhad	114,057
119,400	Tenaga Nasional Berhad	281,658

	Total Malaysia	783,834

Mexico — 5.5%
77,300	Consorcio ARA SA de CV	408,449
58,700	Corporacion GEO SA de CV, Series B Shares*	219,605
116,900	Corporacion Moctezuma SA de CV	242,439
66,900	Empresas ICA SA de CV*	208,116
84,800	Grupo Bimbo SA de CV, Series A Shares	264,565
197,476	Grupo Financiero Banorte SA de CV, Series O Shares	513,713
17,600	Urbi, Desarrollos Urbanos SA de CV*	144,099
148,300	Wal-Mart de Mexico SA de CV	421,892

	Total Mexico	2,422,878

Russia — 9.3%
24,595	AFK Sistema, Registered Shares, Sponsored GDR	602,577
19,999	Gazprom, Registered Shares, Sponsored ADR	907,932
6,958	LUKOIL, Sponsored ADR	630,395
4,323	Mining and Metallurgical Co. Norilsk Nickel, ADR	570,636
17,700	Mobile TeleSystems, Sponsored ADR	578,082
13,289	NovaTek OAO, Sponsored GDR	564,783
2,330	Surgutneftegaz, Sponsored ADR	202,710

	Total Russia	4,057,115

South Africa — 6.6%
20,917	Barloworld Ltd.	458,303
24,476	JD Group Ltd.	377,713
34,336	Massmart Holdings Ltd.	335,125
47,407	MTN Group Ltd.	472,142
6,504	Sappi Ltd.	92,834
81,681	Standard Bank Group Ltd.	1,163,288

	Total South Africa	2,899,405

See Notes to Financial Statements.

Legg Mason Partners Emerging Markets Equity Fund 2006 Semi-Annual Report 5

Schedule of Investments (April 30, 2006) (unaudited) (continued)

Shares	Security	Value

South Korea — 19.4%
510	Cheil Communications Inc.	$108,142
14,620	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	427,037
5,310	GS Engineering & Construction Corp.	385,076
4,530	Hyundai Mobis	400,073
11,060	Hyundai Motor Co.	972,089
11,800	Kookmin Bank	1,057,146
12,130	KT&G Corp.	679,033
780	POSCO	217,494
3,751	Samsung Electronics Co., Ltd.	2,561,115
23,100	Shinhan Financial Group Co., Ltd.	1,151,081
19,765	SK Telecom Co., Ltd., Sponsored ADR	527,726

	Total South Korea	8,486,012

Taiwan — 15.7%
138,000	AU Optronics Corp.	226,201
18,100	AU Optronics Corp., ADR	297,383
416,000	Cathay Financial Holding Co., Ltd.	932,209
219,000	Chi Mei Optoelectronics Corp.	311,269
446,000	China Steel Corp.	435,419
721,027	Chinatrust Financial Holding Co., Ltd.	592,062
157,000	Formosa Chemicals & Fibre Corp.	254,884
213,240	Formosa Plastics Corp.	340,173
53,000	Foxconn Technology Co., Ltd.	397,828
125,291	Hon Hai Precision Industry Co., Ltd.	850,143
68,700	Quanta Computer Inc.	121,221
643,498	Taiwan Semiconductor Manufacturing Co., Ltd.	1,373,436
114,000	Uni-President Enterprises Corp.	85,928
950,507	United Microelectronics Corp.	661,336

	Total Taiwan	6,879,492

Thailand — 5.7%
1,051,700	Asian Property Development Public Co., Ltd.	112,106
123,500	Bangkok Bank Public Co., Ltd., NVDR	371,899
1,025,500	Italian-Thai Development Public Co., Ltd.	196,765
291,700	Kasikornbank Public Co., Ltd.	528,597
151,000	Kasikornbank Public Co., Ltd., NVDR	265,583
932,500	Krung Thai Bank Public Co., Ltd.	303,171
1,375,000	Land & Houses Public Co., Ltd., NVDR	309,627
43,400	PTT Public Co., Ltd.	298,393
74,765	Thai Airways International Public Co., Ltd.	94,639

	Total Thailand	2,480,780

Turkey — 0.9%
48,547	Arcelik AS	411,633

United Kingdom — 0.5%
5,337	Anglo American PLC	229,443

	TOTAL COMMON STOCKS
	(Cost — $31,447,361)	39,506,238

See Notes to Financial Statements.

6 Legg Mason Partners Emerging Markets Equity Fund 2006 Semi-Annual Report

Schedule of Investments (April 30, 2006) (unaudited) (continued)

Shares	Security	Value

PREFERRED STOCK — 3.5%
Brazil — 3.5%
4,300	Bradespar SA	$171,239
700	Cia Vale do Rio Doce	30,973
4,400	Duratex SA	96,819
22,632	Tam SA	583,528
5,700	Telemar Norte Leste SA, Series A Shares	158,417
11,488	Ultrapar Participacoes SA	199,206
43,100	Universo Online SA*	309,256

	TOTAL PREFERRED STOCK
	(Cost — $1,137,158)	1,549,438

Warrants

WARRANTS (a) — 1.9%
20,685	MSDW Asia Securities Products LLC, Each warrant exercisable
	for 1 share of Oil & Natural Gas Corp., Ltd. common stock,
	Expires 3/14/07	595,170
13,424	MSDW Asia Securities Products LLC, Each warrant exercisable
	for 1 share of Satyam Computer Services, Ltd., common stock,
	Expires 3/21/07	223,563

	TOTAL WARRANTS
	(Cost — $551,495)	818,733

Shares

EQUITY LINKED NOTES (c) — 1.3%
India — 1.3%
9,447	UBS Hindalco Industries Ltd., 0.000% due 1/10/07 (b)	27,985
7,800	UBS Infosys Technologies Ltd., 0.000% due 1/10/07	543,504

	TOTAL EQUITY LINKED NOTES
	(Cost — $563,457)	571,489

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $33,699,471)	42,445,898

See Notes to Financial Statements.

Legg Mason Partners Emerging Markets Equity Fund 2006 Semi-Annual Report 7

Schedule of Investments (April 30, 2006) (unaudited) (continued)

Face
Amount	Security	Value

SHORT-TERM INVESTMENT — 2.9%
Repurchase Agreement — 2.9%
$1,271,000	State Street Bank & Trust Co., dated 4/28/06, 4.250%
	due 5/1/06; Proceeds at maturity — $1,271,450;
	(Fully collateralized by U.S. Treasury Bond, 8.125%
	due 8/15/19; Market value — $1,297,850)
	(Cost — $1,271,000)	$1,271,000

	TOTAL INVESTMENTS — 99.8% (Cost — $34,970,471#)	43,716,898
	Other Assets in Excess of Liabilities — 0.2%	106,163

	TOTAL NET ASSETS — 100.0%	$43,823,061

*	Non-income producing security.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).
(c)	Equity-Linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying equity security.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR - American Depositary Receipt GDR - Global Depositary Receipt NVDR - Non-Voting Depositary Receipt

Summary of Investments by Sector* (unaudited)

Financials	25.1%
Information Technology	16.8
Energy	12.0
Consumer Discretionary	10.4
Telecommunication Services	8.4
Industrials	8.3
Materials	6.8
Consumer Staples	4.2
Warrants	1.9
Utilities	1.5
Equity Linked Notes	1.3
Health Care	0.4
Repurchase Agreement	2.9

100.0%

* As a percentage of total investments.

See Notes to Financial Statements.

8 Legg Mason Partners Emerging Markets Equity Fund 2006 Semi-Annual Report

Statement of Assets and Liabilities (April 30, 2006) (unaudited)

ASSETS:
Investments, at value (Cost — $34,970,471)	$43,716,898
Foreign currency, at value (Cost — $455,811)	457,716
Cash	698
Receivable for securities sold	386,250
Receivable for Fund shares sold	112,666
Dividends and interest receivable	71,543
Prepaid expenses	33,362

Total Assets	44,779,133

LIABILITIES:
Payable for securities purchased	804,403
Investment management fee payable	35,620
Deferred foreign capital gains tax	28,740
Distribution fees payable	3,695
Trustees' fees payable	1,372
Accrued expenses	82,242

Total Liabilities	956,072

Total Net Assets	$43,823,061

NET ASSETS:
Par value (Note 6)	$ 26
Paid-in capital in excess of par value	33,092,561
Undistributed net investment income	46,688
Accumulated net realized gain on investments and foreign currency transactions	1,965,498
Net unrealized appreciation on investments and foreign currencies	8,718,288

Total Net Assets	$43,823,061

Shares Outstanding:
Class A	1,159,477

Class B	9,973

Class C	2,212

Class Y	1,468,869

Net Asset Value:
Class A (and redemption price)	$16.62

Class B*	$14.20

Class C*	$14.06

Class Y (and redemption price)	$16.60

Maximum Public Offering Price Per Share:
Class A (based on maximum sales charge of 5.00%)	$17.49	(1)

*	Redemption price is NAV of Class B and C shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).
(1)	Based upon a single purchase of less than $25,000.

See Notes to Financial Statements.

Legg Mason Partners Emerging Markets Equity Fund 2006 Semi-Annual Report 9

Statement of Operations (For the six months ended April 30, 2006) (unaudited)

INVESTMENT INCOME:
Dividends	$ 355,228
Interest	28,842
Less: Foreign taxes withheld	(40,185)

Total Investment Income	343,885

EXPENSES:
Investment management fee (Note 2)	139,937
Custody fees	72,967
Distribution fees (Notes 2 and 4)	20,477
Shareholder reports (Note 4)	16,400
Audit and tax	13,591
Legal fees	12,940
Registration fees	10,077
Trustees’ fees	3,741
Transfer agent fees (Notes 2 and 4)	2,385
Miscellaneous expenses	14,832

Total Expenses	307,347
Less: Fee waivers and/or expense reimbursements (Note 2)	(33,704)

Net Expenses	273,643

Net Investment Income	70,242

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions	2,013,357
Foreign currency transactions	(20,306)

Net Realized Gain	1,993,051

Change in Net Unrealized Appreciation/Depreciation From:
Investments	6,819,817
Foreign currencies	544

Change in Net Unrealized Appreciation/Depreciation	6,820,361

Net Gain on Investments and Foreign Currency Transactions	8,813,412

Increase in Net Assets From Operations	$8,883,654

See Notes to Financial Statements.

10 Legg Mason Partners Emerging Markets Equity Fund 2006 Semi-Annual Report

Statements of Changes in Net Assets

For the six months ended April 30, 2006 (unaudited)
and the period ended October 31, 2005†

	2006	2005

OPERATIONS:
Net investment income	$ 70,242	$ 159,875
Net realized gain	1,993,051	940,054
Change in net unrealized appreciation/depreciation	6,820,361	1,897,927

Increase in Net Assets From Operations	8,883,654	2,997,856

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1 AND 5):
Net investment income	(150,000)	—
Net realized gains	(1,059,620)	—

Decrease in Net Assets From Distributions to Shareholders	(1,209,620)	—

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	13,006,362	31,638,198
Reinvestment of distributions	1,209,389	—
Cost of shares repurchased	(3,133,339)	(9,569,439)

Increase in Net Assets From Fund Share Transactions	11,082,412	22,068,759

Increase in Net Assets	18,756,446	25,066,615
NET ASSETS:
Beginning of period	25,066,615	—

End of period*	$43,823,061	$25,066,615

*Includes undistributed net investment income of:	$46,688	$126,446

† For the period January 3, 2005 (commencement of operations) through October 31, 2005.

See Notes to Financial Statements.

Legg Mason Partners Emerging Markets Equity Fund 2006 Semi-Annual Report 11

Financial Highlights

For a share of each class of beneficial interest outstanding throughout the period ended October 31, unless otherwise noted:

Class A Shares(1)	2006 (2)	2005 (3)

Net Asset Value,
Beginning of Period	$13.11	$11.40

Income (Loss) From Operations:
Net investment income	0.01	0.07
Net realized and unrealized gain	4.07	1.64

Total Income From Operations	4.08	1.71

Less Distributions From:
Net investment income	(0.03)	—
Net realized gains	(0.54)	—

Total Distributions	(0.57)	—

Net Asset Value, End of Period	$16.62	$13.11

Total Return(4)	32.07%	15.00%

Net Assets, End of Period (000s)	$19,266	$13,074

Ratios to Average Net Assets:
Gross expenses(5)	2.10%	3.77%
Net expenses(5)(6)(7)	1.99	2.00
Net investment income(5)	0.09	0.66

Portfolio Turnover Rate	36%	66%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended April 30, 2006 (unaudited).
(3)	For the period January 5, 2005 (inception date) to October 31, 2005.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
Total returns for periods of less than one year are not annualized.
(5)	Annualized.
(6)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses. Such waivers and expense reim- bursements are voluntary and may be reduced or terminated at any time.
(7)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class A will not exceed 2.00%.

See Notes to Financial Statements.

12 Legg Mason Partners Emerging Markets Equity Fund 2006 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout the period ended October 31, unless otherwise noted:

Class B Shares(1)	2006 (2)	2005 (3)

Net Asset Value,
Beginning of Period	$11.30	$11.40

Income (Loss) From Operations:
Net investment loss	(0.03)	(0.02)
Net realized and unrealized gain (loss)	3.47	(0.08)

Total Income (Loss) From Operations	3.44	(0.10)

Less Distributions From:
Net realized gains	(0.54)	—

Total Distributions	(0.54)	—

Net Asset Value, End of Period	$14.20	$11.30

Total Return(4)	31.49%	(0.88)%

Net Assets, End of Period (000s)	$142	$27

Ratios to Average Net Assets:
Gross expenses(5)	3.73%	4.52%
Net expenses(5)(6)(7)	2.75	2.75
Net investment loss(5)	(0.52)	(0.93)

Portfolio Turnover Rate	36%	66%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended April 30, 2006 (unaudited).
(3)	For the period August 11, 2005 (inception date) to October 31, 2005.
(4)

Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
Total returns for periods of less than one year are not annualized.
(5)	Annualized.
(6)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses. Such waivers and expense reimbursements are voluntary and may be reduced or terminated at any time.
(7)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class B will not exceed 2.75%.

See Notes to Financial Statements.

Legg Mason Partners Emerging Markets Equity Fund 2006 Semi-Annual Report 13

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout the period ended October 31, unless otherwise noted:

Class C Shares(1)	2006 (2)	2005 (3)

Net Asset Value,
Beginning of Period	$11.20	$11.40

Income (Loss) From Operations:
Net investment income (loss)	0.00 (4)	(0.02)
Net realized and unrealized gain (loss)	3.40	(0.18)

Total Income (Loss) From Operations	3.40	(0.20)

Less Distributions From:
Net realized gains	(0.54)	—

Total Distributions	(0.54)	—

Net Asset Value, End of Period	$14.06	$11.20

Total Return(5)	31.41%	(1.75)%

Net Assets, End of Period (000s)	$31	$64

Ratios to Average Net Assets:
Gross expenses(6)	3.75%	4.53%
Net expenses(6)(7)(8)	2.75	2.75
Net investment loss(6)	(0.87)	(1.37)

Portfolio Turnover Rate	36%	66%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended April 30, 2006 (unaudited).
(3)	For the period September 7, 2005 (inception date) to October 31, 2005.
(4)	Amount represents less than $0.01 per share.
(5)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
Total returns for periods of less than one year are not annualized.
(6)	Annualized.
(7)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses. Such waivers and expense reimbursements are voluntary and may be reduced or terminated at any time.
(8)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class C will not exceed 2.75%.

See Notes to Financial Statements.

14 Legg Mason Partners Emerging Markets Equity Fund 2006 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout the period ended October 31, unless otherwise noted:

Class Y Shares(1)	2006 (2)	2005 (3)

Net Asset Value,
Beginning of Period	$13.14	$11.40

Income (Loss) From Operations:
Net investment income	0.06	0.14
Net realized and unrealized gain	4.06	1.60

Total Income From Operations	4.12	1.74

Less Distributions From:
Net investment income	(0.12)	—
Net realized gains	(0.54)	—

Total Distributions	(0.66)	—

Net Asset Value, End of Period	$16.60	$13.14

Total Return(4)	32.46%	15.26%

Net Assets, End of Period (000s)	$24,384	$11,902

Ratios to Average Net Assets:
Gross expenses(5)	1.63%	2.73%
Net expenses(5)(6)(7)	1.34	1.35
Net investment income(5)	0.74	1.39

Portfolio Turnover Rate	36%	66%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended April 30, 2006 (unaudited).
(3)	For the period January 3, 2005 (inception date) to October 31, 2005.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
Total returns for periods of less than one year are not annualized.
(5)	Annualized.
(6)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses. Such waivers and expense reimbursements are voluntary and may be reduced or terminated at any time.
(7)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class Y will not exceed 1.35%.

See Notes to Financial Statements.

Legg Mason Partners Emerging Markets Equity Fund 2006 Semi-Annual Report 15

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Emerging Markets Equity Fund (formerly known as Smith Barney Emerging Markets Equity Fund) (the “Fund”), is a separate diversified investment fund of CitiFunds Trust I (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

     The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

     (a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

     (b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

     (c) Equity Linked Notes. Equity-linked notes, or ELNs, are debt securities that pay interest based upon the performance of one or more equity securities, such as a stock index, a group of stocks or a single stock. ELNs offer investors the opportunity to participate in the appreciation of the underlying equity securities, often subject to a cap on the interest payable. ELNs are typically considered more conservative investments than investments in the equity securities to which they are linked, as ELNs generally provide for the repayment at maturity of the principal amount invested, plus interest (if any). However, in addition to the credit and market risks applicable to debt securities, ELNs are subject to the risk that an

16 Legg Mason Partners Emerging Markets Equity Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

investor will receive less than the prevailing rate of interest if the value of the relevant equity securities decline or fail to increase sufficiently.

     (d) Foreign Risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

     (e) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

     (f) Expenses. The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more funds in the series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

     (g) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

     The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

     Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

     Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of,

Legg Mason Partners Emerging Markets Equity Fund 2006 Semi-Annual Report 17

Notes to Financial Statements (unaudited) (continued)

among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

     (h) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

     (i) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

     (j) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of Indian and Thailand securities held by the Fund are subject to capital gains tax in those countries. As of April 30, 2006, there were $28,740 of deferred capital gains tax liabilities accrued on unrealized gains.

     (k) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment Management Agreement and Other Transactions with Affiliates

On December 1, 2005, Citigroup Inc. (“Citigroup”) completed the sale of substantially all of its asset management business to Legg Mason, Inc. (“Legg Mason”). As a result, the Fund’s investment manager, Smith Barney Fund Management LLC (the “Manager” or “SBFM”), previously an indirect wholly-owned subsidiary of Citigroup, has become a wholly-owned subsidiary of Legg Mason. Completion of the sale caused the Fund’s existing investment management contract and subadvisory contract to terminate. The Fund’s shareholders approved a new investment management contract between the Fund and the Manager and a new subadvisory contract between the manager and the subadvisor, each of which became effective on December 1, 2005.

     Legg Mason, whose principal executive offices are in Baltimore, Maryland, is a financial services holding company.

     Effective April 28, 2006, Citigroup Asset Management Ltd., an affiliate of the Fund’s manager that provides advisory services in connection with the Fund’s selection of investments, has changed its name to Legg Mason International Equities Limited.

     Prior to the Legg Mason transaction and under the new investment management agreement, the Fund pays the Manager a management fee calculated in accordance with the following breakpoint schedule:

18 Legg Mason Partners Emerging Markets Equity Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Average Daily Net Assets	Annual Rate

First $1 billion	0.850%

Next $1 billion	0.825

Next $3 billion	0.800

Next $5 billion	0.775

Over $10 billion	0.750

     During the six months ended April 30, 2006, the Fund’s Class A, B, C and Y shares had voluntary expense limitations in place of 2.00%, 2.75%, 2.75% and 1.35% respectively. During the six months ended April 30, 2006, the Manager waived a portion of its investment management fee and/or reimbursed expenses amounting to $33,704.

     The Fund’s Board has approved PFPC Inc. (“PFPC”) to serve as transfer agent for the Fund, effective January 1, 2006. The principal business office of PFPC is located at 4400 Computer Drive, Westborough, MA 01581. Prior to January 1, 2006, Citicorp Trust Bank, fsb. (“CTB”), a subsidiary of Citigroup, acted as the Fund’s transfer agent. Also, prior to January 1, 2006, PFPC acted as the Fund’s sub-transfer agent. CTB received account fees and asset-based fees that varied according to the size and type of account. PFPC was responsible for shareholder recordkeeping and financial processing for all shareholder accounts and was paid by CTB. For the period ended April 30, 2006, the Fund paid transfer agent fees of $719 to CTB.

      The Fund’s Board has appointed the Fund’s current distributor, Citigroup Global Markets Inc. (“CGM”), and Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, as co-distributors of the Fund. The Fund’s Board has also approved an amended and restated Rule 12b-1 Plan. CGM and other broker-dealers, financial intermediaries and financial institutions (each called a “Service Agent”) that currently offer Fund shares will continue to make the Fund’s shares available to their clients. Additional Service Agents may offer Fund shares in the future.

     There is a maximum initial sales charge of 5.00% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

     For the period ended April 30, 2006, LMIS, CGM and its affiliates did not receive any sales charges on sales of the Fund’s Class A shares.

     Certain officers and a Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

     The Trustees of the Fund have adopted a Retirement Plan (the “Plan”), for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, each Trustee is required to retire from the Board as of the last day of the calendar year in

Legg Mason Partners Emerging Markets Equity Fund 2006 Semi-Annual Report 19

Notes to Financial Statements (unaudited) (continued)

which such applicable Trustee attains age 75. Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with the Manager for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the entirety of the calendar year of the Trustee’s retirement (assuming no change in relevant facts for the balance of the year following the Trustee’s retirement). Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. Two former Trustees are currently receiving payments under the Plan. In addition, three other former Trustees received their full payments under the Plan. The Fund’s allocable share of the liability of the Plan at April 30, 2006 was $477.

3. Investments

During the six months ended April 30, 2006, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$20,742,334

Sales	11,339,729

     At April 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$8,968,761
Gross unrealized depreciation	(222,334)

Net unrealized appreciation	$8,746,427

4. Class Specific Expenses

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25%, 1.00% and 1.00% of the average daily net assets of each respective class. Distribution fees are accrued daily and paid monthly.

     For the six months ended April 30, 2006, class specific expenses were as follows:

			Shareholder
		Transfer	Reports
	Distribution Fees	Agent Fees	Expenses

Class A	$19,911	$2,247	$14,493
Class B	425	40	447
Class C	141	72	84
Class Y	—	26	1,376

Total	$20,477	$2,385	$16,400

20 Legg Mason Partners Emerging Markets Equity Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

5. Distributions to Shareholders by Class

Six Months Ended
April 30, 2006

Net Investment Income
Class A	$ 30,788
Class Y	119,212

Total	$ 150,000

Net Realized Gains
Class A	$ 548,247
Class B	3,058
Class C	956
Class Y	507,359

Total	$1,059,620

6. Shares of Beneficial Interest

At April 30, 2006, the Trust’s Declaration of Trust permits the Trust to issue unlimited number of full and fractional shares of beneficial interest (par value of $0.00001 per share) of each series and to divide or combine the shares of any series into a greater or lesser number of shares of that series without thereby changing the proportionate beneficial interests in that series and to divide such shares into classes. The Trust has reserved the right to create and issue additional series and classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares.

     Transactions in shares if each class were as follows:

	Six Months Ended		Period Ended
	April 30, 2006		October 31, 2005(1)

	Shares	Amount	Shares	Amount

Class A
Shares sold	191,684	$ 2,937,344	1,287,970	$ 15,058,191
Shares issued on reinvestment	42,080	579,034	—	—
Shares repurchased	(71,300)	(1,095,267)	(290,957)	(3,553,273)

Net Increase	162,464	$ 2,421,111	997,013	$ 11,504,918

Class B
Shares sold	7,549	$ 97,719	2,415	$ 27,560
Shares issued on reinvestment	241	2,827	—	—
Shares repurchased	(232)	(3,097)	—	—

Net Increase	7,558	$ 97,449	2,415	$ 27,560

Class C
Shares sold	853	$ 11,189	5,966	$ 69,404
Shares issued on reinvestment	82	956	—	—
Shares repurchased	(4,465)	(52,440)	(224)	(2,510)

Net Increase (Decrease)	(3,530)	$ (40,295)	5,742	$ 66,894

Class Y
Shares sold	651,319	$ 9,960,110	1,412,497	$ 16,483,043
Shares issued on reinvestment	45,279	626,572	—	—
Shares repurchased	(133,253)	(1,982,535)	(506,973)	(6,013,656)

Net Increase	563,345	$ 8,604,147	905,524	$ 10,469,387

(1)	For the periods January 5, 2005, August 11, 2005, September 7, 2005, and January 3, 2005 through October 31, 2005 for Class A, B, C and Y, respectively.

Legg Mason Partners Emerging Markets Equity Fund 2006 Semi-Annual Report 21

Notes to Financial Statements (unaudited) (continued)

7. Regulatory Matters

     On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against SBFM and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

     The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

     The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the affected Funds.

     The order required SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bid-

22 Legg Mason Partners Emerging Markets Equity Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

ding process. On November 21, 2005, and within the specified timeframe, the Fund’s Board selected a new transfer agent for the Fund. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

     Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Funds.

     On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason Inc.

8. Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC based in Note 7. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the advisor for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

     On October 5, 2005, a motion to consolidate the five actions and any subsequently-filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

     As of the date of this report, the Fund’s investment manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Fund’s investment manager and it affiliates to continue to render services to the Funds under their respective contracts.

* * *

     Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (the “Distributor”) and a number of its affiliates, including SBFM and Salomon Brothers Asset Management Inc (“SBAM”) (collectively, the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the Fund (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Funds by improperly charging Rule l2b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

     On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, the

Legg Mason Partners Emerging Markets Equity Fund 2006 Semi-Annual Report 23

Notes to Financial Statements (unaudited) (continued)

Fund’s investment manager believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

     Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Defendants in the future.

     As of the date of this report, the Fund’s investment manager and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

     The Defendants have moved to dismiss the Complaint. Those motions are pending before the court.

9. Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the Commission institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the Commission and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the Investment Company Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/ or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

     Although there can be no assurance, SBFM believes that this matter is not likely to have a material adverse effect on the Fund or SBFM’s ability to perform investment management services relating to the Fund.

24 Legg Mason Partners Emerging Markets Equity Fund 2006 Semi-Annual Report

Additional Shareholder Information (unaudited)

Results of a Special Meeting of Shareholders

On November 29, 2005, a Special Meeting of Shareholders was held for the following purposes: 1) to approve a new management agreement and 2) to approve a new subadvisory agreement. The following table provides the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each matter voted on at the Special Meeting of Shareholders.

				Broker
Item Voted On	Votes For	Votes Against	Abstentions	Non-Votes

New Management Agreement	11,892,893.772	84,042.179	151,128.410	0.000
New Subadvisory Agreement	11,879,353.252	97,582.699	151,128.410	0.000

Legg Mason Partners Emerging Markets Equity Fund 2006 Semi-Annual Report 25

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Legg Mason Partners Emerging Markets Equity Fund

TRUSTEES	INVESTMENT MANAGER
Elliott J. Berv	Smith Barney Fund
Donald M. Carlton	Management LLC
A. Benton Cocanougher
Mark T. Finn	SUBADVISER
R. Jay Gerken, CFA	Legg Mason International
Chairman	Equities Limited
Stephen Randolph Gross
Diana R. Harrington	DISTRIBUTORS
Susan B. Kerley	Citigroup Global Markets Inc.
Alan G. Merten	Legg Mason Investor Services, LLC
R. Richardson Pettit

OFFICERS	CUSTODIAN
State Street Bank
R. Jay Gerken, CFA	& Trust Company
President and
Chief Executive Officer	TRANSFER AGENT
PFPC Inc.
Andrew B. Shoup	4400 Computer Drive
Senior Vice President and	Westborough, Massachusetts 01581
Chief Administrative Officer

Frances M. Guggino	INDEPENDENT
Chief Financial Officer and	REGISTERED PUBLIC
Treasurer	ACCOUNTING FIRM
KPMG LLP
Acquico Wen	345 Park Avenue
Portfolio Manager	New York, NY 10154

Ted P. Becker
Chief Compliance Officer

John Chiota
Chief Anti-Money Laundering
Compliance Officer

Robert I. Frenkel
Secretary and Chief Legal Officer

Wendy S. Setnicka
Controller

This report is submitted for the general information of the shareholders of Legg Mason Partners Emerging Markets Equity Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus.

**This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.**

**www.leggmason.com/InvestorServices**

©2006 Legg Mason Investor Services, LLC
Member NASD, SIPC

FD03192 6/06 SR06-47

LEGG MASON

# Legg Mason Partners Emerging Markets Equity Fund

The Fund is a separate investment fund of the CitiFunds Trust I, a Massachusetts business trust.

**LEGG MASON PARTNERS EMERGING MARKETS EQUITY FUND**
**Legg Mason Partners Fund**
**125 Broad Street**
**10th Floor, MF-2**
**New York, New York 10004**

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund's website at www.Leggmason.com/InvestorServices and (3) on the SEC's website at www.sec.gov. Proxy voting reports for the period ending June 30, 2005 will continue to be listed under the Fund's former Smith Barney Emerging Markets Equity Fund name.

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

	(a)	Not applicable.

	(b)	Attached hereto.

	Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

CitiFunds Trust I

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
CitiFunds Trust I

Date:	July 7, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
CitiFunds Trust I

Date:	July 7, 2006

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer of
CitiFunds Trust I

Date:	July 7, 2006